Other Assets	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Other Assets	Other Assets
The components of other assets are as follows:

As at Dec. 31	2025	2024
South Hedland prepaid transmission access and distribution costs	56	58
TransAlta Energy Transition Bill commitment	19	30
Long-term prepaids and other assets	21	35
Project development costs	14	15
Loans receivable	31	25
Transmission infrastructure	16	17
Total other assets	157	180

Included in the Consolidated Statements of Financial Position as:
Total current other assets (Note 13)	1	1
Total long-term other assets	156	179
Total other assets	157	180
South Hedland prepaid transmission access and distribution costs are costs that are amortized on a straight-line basis over the South Hedland PPA contract life.
As part of the TransAlta Energy Transition Bill signed into law in the State of Washington, the Company committed to fund US$55 million in total over the remaining life of the Centralia coal plant to support economic and community development, promote energy efficiency and develop energy technologies related to the improvement of the environment.
Long-term prepaids and other assets include contractually required prepayments and deposits.
Project development costs primarily include the pre-construction project costs, which met the criteria for capitalization.

As at Dec. 31, 2025, $31 million of the loans receivable (2024 – $25 million) related to an unsecured loan advanced by the Company's subsidiary, Kent Hills Wind LP, from the net financing proceeds of the Kent Hills Wind Bond, to its 17 per cent partner. The loan bears interest at 4.55 per cent, with interest payable quarterly. No scheduled principal repayments are required until the maturity date of October 2027.
Transmission infrastructure was constructed by the Company and then transferred to a transmission provider upon completion. The balance relates to the Garden Plain and Windrise wind facilities and will be amortized to net earnings over the useful life of the facilities.